Ordinary Shares - Additional Information (Detail)			12 Months Ended
	Oct. 18, 2017 Vote $ / shares shares	Apr. 28, 2017 shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 09, 2016 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized	800,000,000			577,539,514	577,539,514
Mezzanine equity, shares authorized					222,460,486
Mezzanine equity, par value | $ / shares					$ 0.0001
Common stock, shares outstanding				79,305,191
Surrendered shares		15,814,019
Common stock, shares issued				79,305,191
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Class A Voting Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized	656,508,828		656,508,828	0
Common stock, shares outstanding	266,559,398		262,347,283	0
Conversion to Class A ordinary shares	222,460,486		222,460,486
Common stock, shares issued	266,559,398		262,347,283	0
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Number of votes per share | Vote	1
Class B Voting Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized	63,491,172		63,491,172	0
Common stock, shares outstanding	63,491,172		63,491,172	0
Common stock, shares issued	63,491,172		63,491,172	0
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Number of votes per share | Vote	10